Schedule I - Condensed Financial Information of Parent (Exelon Corporate) - Condensed Statements of Operations and Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Expenses [Abstract]
Total operating expenses	$ 15,256	$ 14,485	$ 14,073
Operating Loss	2,682	2,191	2,656
Other income and (deductions)
Interest Expense, net	(1,264)	(1,282)	(1,197)
Other, net	261	208	204
Total other income	(1,028)	(1,099)	(1,018)
Income taxes	38	(7)	153
Net income (loss)	1,829	1,954	3,028
Other comprehensive income (loss), net of income taxes
Prior service benefit reclassified to periodic cost	(4)	(40)	(65)
Actuarial loss reclassified to periodic cost	(223)	(190)	(149)
Pension and non-pension postretirement benefit plan valuation adjustment	432	(357)	(289)
Unrealized (loss) gain on cash flow hedges	(1)	(3)	0
Other comprehensive income (loss)	650	(206)	(198)
Comprehensive Income	2,356	1,757	2,737
Corporate, Non-Segment [Member]
Operating Expenses [Abstract]
Operating and maintenance	(9)	(2)	33
Operating and maintenance from affiliates	14	10	9
Other	2	2	1
Total operating expenses	7	10	43
Operating Loss	(7)	(10)	(43)
Other income and (deductions)
Interest Expense, net	(333)	(378)	(321)
Equity in earnings of unconsolidated affiliates	1,908	1,482	1,844
Interest income from affiliates, net	0	1	3
Other, net	0	15	14
Total other income	1,575	1,120	1,540
Income before income taxes	1,568	1,110	1,497
Income taxes	(48)	11	11
Net income (loss)	1,706	1,963	2,936
Other comprehensive income (loss), net of income taxes
Prior service benefit reclassified to periodic cost	(4)	(40)	(64)
Actuarial loss reclassified to periodic cost	223	190	148
Pension and non-pension postretirement benefit plan valuation adjustment	431	(357)	(289)
Unrealized (loss) gain on cash flow hedges	0	(1)	1
Other comprehensive income (loss)	650	(208)	(204)
Comprehensive Income	$ 2,356	$ 1,755	$ 2,732